S000077112 [Member] Investment Objectives and Goals - iShares Environmentally Aware Real Estate ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ENVIRONMENTALLY AWARE REAL ESTATE ETF Ticker: ERETStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Environmentally Aware Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of developed market real estate equities while targeting increased exposure to green certification and energy efficiency relative to the parent index.